Inventories	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Inventories
6.	Inventories

Inventories, net of inventory reserves consist of the following：

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Products	54,992	39,913
Packaging materials and others	197	163
Total inventories, net of inventory reserves	55,189	40,076

Movement of inventory provision /(reversal):

	As of March 31,	As of March 31,	As of March 31,
	2023	2024	2025
	RMB	RMB	RMB

At beginning of year	577	612	389
Provision/(reversal)	35	(223)	154
At end of year	612	389	543

The total amounts charged to the consolidated statements of operations and comprehensive loss for provision/(reversal) of inventory reserves amounted to approximately RMB 0.035 million, RMB(0.22) million and RMB 0.15 million, for the years ended March 31, 2023, 2024 and 2025, respectively.